Document and Entity Information	Oct. 24, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 24, 2023
Entity File Number	000-14703
Entity Registrant Name	NBT BANCORP INC.
Entity Central Index Key	0000790359
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	16-1268674
Entity Address, Address Line One	52 South Broad Street
Entity Address, City or Town	Norwich
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	13815
City Area Code	607
Local Phone Number	337-2265
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	NBTB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false